Summary of Fair Value and Gross Proceed from Initial Public Offering (Details)	Mar. 11, 2021 USD ($)
Fair value of common shares	$ 86,571,878
Fair value of commons share purchase warrants	7,044,750
Total gross proceeds from the IPO	93,616,628
Gross proceeds	93,616,628
Common share issuance costs	(5,154,455)
Common share purchase warrant issuance costs	(416,389)
Net proceeds received	88,045,784
Fair value allocation to common shares purchase warrants	81,417,423
Fair value allocation to common share purchase warrants	$ 6,628,361